Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current
Cash	$ 15,096,200	$ 299,719
Restricted Cash	111,748	151,886
Accounts receivable, net of allowances	4,447,617	943,812
GST receivable	91,755	33,393
Current portion of finance lease receivables	308,505	82,501
Inventory	12,461,967	6,590,600
Prepaids and deposits	423,146	22,083
Total current assets	32,940,938	8,123,994
Non-current
Promissory note receivable	99,346	384,261
Finance lease receivables	3,613,886	1,247,790
Right of use assets	355,178	620,191
Property and equipment	2,146,576	1,739,529
Non current portion of prepaids and deposits	46,692	46,692
Deferred financing fees	416,738	1,045,221
Other assets	1	1
Total assets	39,619,355	13,207,679
Current
Line of credit		5,469,944
Accounts payable and accrued liabilities	1,294,056	1,021,738
Note payable		10,574
Deferred revenue	125,005	426,157
Current portion of warranty liability	101,294	121,944
Current portion of promissory note payable	346,166	58,038
Current portion of lease liabilities	266,042	272,468
Total current liabilities	2,132,563	7,380,863
Non-current
Loans payable to related parties		2,700,625
Payroll protection program loan	365,278
Convertible debentures		2,995,136
Lease liabilities	120,609	386,650
Warranty liability	848,457	573,203
Promissory note payable		346,158
Total liabilities	3,466,907	14,382,635
Equity (Deficit)
Share capital	61,189,736	16,892,725
Equity portion of convertible debentures		379,506
Reserves	6,677,123	5,515,639
Accumulated other comprehensive loss	(89,023)	(110,192)
Accumulated deficit	(31,625,388)	(23,852,634)
Total Equity (Deficit)	36,152,448	(1,174,956)
Equity and liabilities	$ 39,619,355	$ 13,207,679